LONG-TERM OPERATING COMMITMENTS - Environmental Commitments (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Environmental Commitments
Total	R$ 50,289
2019 | ELETRONORTE
Environmental Commitments
Total	370
2019 | Eletronuclear
Environmental Commitments
Total	49,919
2020
Environmental Commitments
Total	50,560
2020 | ELETRONORTE
Environmental Commitments
Total	370
2020 | Eletronuclear
Environmental Commitments
Total	50,190
2021
Environmental Commitments
Total	49,540
2021 | ELETRONORTE
Environmental Commitments
Total	370
2021 | Eletronuclear
Environmental Commitments
Total	49,170
2022
Environmental Commitments
Total	47,693
2022 | ELETRONORTE
Environmental Commitments
Total	370
2022 | Eletronuclear
Environmental Commitments
Total	47,323
2023
Environmental Commitments
Total	44,226
2023 | Eletronuclear
Environmental Commitments
Total	44,226
After 2023
Environmental Commitments
Total	46,277
After 2023 | Eletronuclear
Environmental Commitments
Total	R$ 46,277